Pension obligations (Schedule of defined benefit plan, assumptions used) - (Details) - Pension obligations [Member] - Year	Dec. 31, 2023	Dec. 31, 2022
Defined benefit cost [Member]
Pension Obligations [Line Items]
Expected rate of salary increase	3.50%	2.75%
Defined benefit cost [Member] | Benefit obligations [Member]
Pension Obligations [Line Items]
Discount rate	5.22%	3.09%
Defined benefit cost [Member] | Service cost [Member]
Pension Obligations [Line Items]
Discount rate	5.27%	3.21%
Defined benefit cost [Member] | Males [Member]
Pension Obligations [Line Items]
Average longevity at retirement age for current pensioners (years)	20.4	20.4
Defined benefit cost [Member] | Females [Member]
Pension Obligations [Line Items]
Average longevity at retirement age for current pensioners (years)	23.8	23.7
Defined benefit obligation [Member]
Pension Obligations [Line Items]
Discount rate	4.64%	5.22%
Expected rate of salary increase	3.00%	3.50%
Defined benefit obligation [Member] | Males [Member]
Pension Obligations [Line Items]
Average longevity at retirement age for current pensioners (years)	20.5	20.4
Average longevity at retirement age for current employees (future pensioners) (years)	22.4	22.3
Defined benefit obligation [Member] | Females [Member]
Pension Obligations [Line Items]
Average longevity at retirement age for current pensioners (years)	23.9	23.8
Average longevity at retirement age for current employees (future pensioners) (years)	25.6	25.5